Other income (expense)	12 Months Ended
Dec. 31, 2023
Other income (expense) [Abstract]
Other income (expense)	21. Other income (expense) 2023 2022 Foreign exchange gains 15,692 74,132 Bargain purchase gain [note 6] - 22,802 Other 546 - Total $ 16,238 $ 96,934